ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	May 11, 2021	Mar. 04, 2021	Dec. 21, 2017
DPN LLC Inc
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		100.00%
9377 2556 and 9366 5230 Quebec Inc
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	100.00%
Argo Blockchain Plc
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		100.00%	100.00%